Ultra Series Fund
Supplement Dated November 16, 2018

This Supplement amends the Prospectus of the Ultra Series Fund (“USF”) Madison Target Retirement 2020 Fund,
Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050
Fund (each a “USF Target Date Fund,” and together, the “USF Target Date Funds”) dated May 1, 2018.

Each USF Target Date Fund currently invests substantially all of its assets in a corresponding Goldman Sachs Target Date Portfolio (each a “GS Portfolio,” and together, the “GS Portfolios”), series of the Goldman Sachs Trust II. By investing in the GS Portfolio, each USF Target Date Fund seeks to achieve its investment objective through its investment in the corresponding GS Portfolio rather than through direct investments in individual securities. Each GS Portfolio, in turn, invests in individual securities, in accordance with its investment objective and principal investment strategies. Madison Asset Management, LLC (“Madison”), serves as investment adviser of the USF Target Date Funds, and the sub-adviser of the GS Portfolios.

Effective November 20, 2018, each of the USF Target Date Funds will achieve its investment objective by investing directly in individual securities, in substantially the same basket of securities in which it currently invests through its investment in the GS Portfolio. To effect this change, on or about November 19, 2018, each USF Target Date Fund will exchange its shares of the GS Portfolio “in-kind” for individual securities held by the GS Portfolio. This change in investment strategy was approved by the Board of Trustees of USF, a Massachusetts business trust (the “Trust), and does not require shareholder approval.
The USF Target Date Funds will continue to be managed by the same investment adviser and portfolio managers, and have the same investment objectives, principal risks, fundamental and non-fundamental policies, and substantially similar principal investment strategies.

The direct fees and expenses of the USF Target Date Funds (namely, the advisory and services fees) currently being waived by Madison for as long as the USF Target Date Funds invest substantially all of their assets in the GS Portfolios, will no longer be waived after this change; however, there will be no change in the total annual operating expenses of each of the USF Target Date Funds.

As a result of the forgoing, effective November 20, 2018, the Prospectus is amended as follows.

Fund Summary – Fees and Expenses

Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 and Madison Target Retirement 2050 Fund

The “Fees and Expenses” chart on pages 1, 6 and 16, is deleted and replaced with the following:

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2,3]	0.17%
Total Annual Fund Operating Expenses[4]	0.47%

1 Under a separate services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
2 Fees and expenses incurred indirectly by the fund a result of investing in the underlying funds and ETFs.
3 Acquired fund fees and expenses have been updated to reflect current fees associated with investing in the underlying funds and ETFs.
4 Total annual fund operating expenses for the period ended December 31, 2017 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.

Madison Target Retirement 2040 Fund

The “Fees and Expenses” chart on page 11, is deleted and replaced with the following:

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2,3]	0.18%
Total Annual Fund Operating Expenses[4]	0.48%

1 Under a separate services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
2 Fees and expenses incurred indirectly by the fund a result of investing in the underlying funds and ETFs.
3 Acquired fund fees and expenses have been updated to reflect current fees associated with investing in the underlying funds and ETFs.
4 Total annual fund operating expenses for the period ended December 31, 2017 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.

Fund Summary – Principal Investment Strategies

On each fund summary page, under the heading “Principal Investment Strategies,” pages 2, 7, 12 and 17, the first paragraph is deleted in its entirety, and the reference to “GS Portfolio” in the first sentence of the second paragraph is deleted and replaced with “Fund.”

Investment Adviser

In the Investment Advisor section, page 25, under the headings “Investment Advisory Agreement,” and “Services Agreement,” the second paragraph of each subsection is deleted in its entirety.

Please keep this Supplement with your records.

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